Document and Entity Information	Sep. 24, 2019
Prospectus:
Document Type	497
Document Period End Date	Sep. 24, 2019
Entity Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 24, 2019
Document Effective Date	Sep. 24, 2019
Prospectus Date	Dec. 06, 2018